Share-Based Compensation and Equity (Textuals) (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2014 USD ($) shares $ / shares		Dec. 31, 2013 USD ($) $ / shares	Dec. 31, 2012 USD ($) $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividends, per share, cash paid	$ 1.15		$ 1.15	$ 1.14
Number of Shares Authorized | shares	9,126,005
Number of Shares Available for Grant | shares	5,532,005
Aggregate intrinsic value of options exercised | $	$ 2,149		$ 2,083	$ 4,393
Weighted-average grant-date fair value of stock options granted	$ 6.75		$ 7.79	$ 10.43
Total fair value of stock options vested | $	$ 1,769		$ 8,043	$ 3,413
Issuance of common shares | $	$ 14,607		$ 16,723	$ 16,679
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period	10 years
Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Conversion to common stock (shares) | shares	1
Granted, Weighted-average grant-date fair value	$ 35.25	[1]	$ 30.14	$ 35.16
Total fair value of deferred shares vested | $	$ 4,394		$ 9,176	$ 4,202
Restricted Stock Units [Member] | One year vest [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	1 year
Granted, Weighted-average grant-date fair value	$ 39.35
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Conversion to common stock (shares) | shares	1
Granted, Weighted-average grant-date fair value	$ 38.07	[2]	$ 29.15	$ 44.25
Total fair value of deferred shares vested | $	$ 0		$ 1,090	$ 2,521
Performance Shares [Member] | Three year graded vest [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	3 years
Granted, Weighted-average grant-date fair value	$ 35.49
Minimum | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	1 year
Minimum | Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	4 years
Maximum | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	4 years
Maximum | Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	7 years

[1]	The RSUs granted during the year ended December 31, 2014 include 35 thousand one-year RSUs to non-employee directors under the 1991 Plan. These RSUs have a weighted-average grant-date fair value of $39.35
[2]	The maximum performance shares granted during the year ended December 31, 2014 include 439 thousand shares that vest proportionately over a three-year period and have a weighted-average grant-date fair value of $35.49.